Common Stock and Warrants	3 Months Ended
Mar. 31, 2023
Equity [Abstract]
Common Stock and Warrants

Note 3 – Common Stock and Warrants

During August, September and October 2022, the Company completed the private placement of four tranches (August 12, 2022; August 31, 2022; September 14, 2022; October 28, 2022) in which we sold 8,807,700 units. Each unit was priced at C$0.08 and consisted of one share of the Company’s common stock and one stock purchase warrant granting the holder the right to purchase one additional share of common stock at a price of C$0.12. The warrants expire 24 months from issue date. All securities issued in connection with the offering are subject to restrictions on resale in Canada and the United States pursuant to applicable securities laws and the policies of any applicable stock exchange. An additional 184,350 broker warrants were granted along with C$14,748 to brokers as a placement fee. We realized total proceeds of C$689,868 net of offering costs. In June 2022, the Company executed a promissory note with John Gibbs for $26,100 at 6% that is payable on demand as part payment for mineral property in escrow. In September 2022, the Company issued 443,110 shares of common stock as a part of the private placement offering to settle $26,100 of notes payable and $463 of accrued interest to Mr. Gibbs.

In April 2022 the Company completed a private placement in which we sold 6,250,000 units. Each unit was priced at C$0.08 and consisted of one share of the Company’s common stock and one stock purchase warrant granting the holder the right to purchase one additional share of common stock at a price of C$0.15. The warrants expire April 13, 2025. All securities issued in connection with the offering are subject to restrictions on resale in Canada and the United States pursuant to applicable securities laws and the policies of any applicable stock exchange. An additional 70,000 broker warrants were granted to a Canadian broker as a placement fee. We realized total proceeds of $394,082 net of offering costs. During March 2022, the Company executed two promissory notes with John Gibbs for $50,000 and $25,000 at 6% that is payable on demand. In April 2022, the Company issued 1,181,250 shares out of 3,375,000 shares of common stock in April 2022 at C$.08 per share as a part of the private placement offering to settle $75,000 of notes payable to Mr. Gibbs.

The warrants have an exercise price in Canadian dollars while the Company’s functional currency is US dollars. Therefore, in accordance with ASU 815 - Derivatives and Hedging, the warrants have a derivative liability value. Outstanding subscription warrants were valued as of March 31, 2023, with various inputs using a Black Scholes model, broker warrants are valued at the time of issuance. The following is a summary of warrants issued and outstanding as of March 31, 2023:

Date Issued	Date Expired	Exercise Price (CAD)	Valuation	Volatility	Warrants Issued

Subscription Warrants
5/25/2021	5/31/2024	$0.15	$121,656	119%	6,250,000
9/30/2021	5/31/2024	$0.15	61,198	119%	3,108,700
4/14/2022	4/13/2025	$0.15	180,405	118%	6,250,000
8/12/2022	8/12/2024	$0.12	86,929	124%	3,247,500
8/31/2022	8/31/2024	$0.12	63,022	125%	2,300,000
9/14/2022	9/14/2024	$0.12	75,738	124%	2,760,200
10/24/2022	10/24/2024	$0.12	14,179	122%	500,000

Broker Warrants
5/25/2021	5/31/2023	$0.15			173,810
9/30/2021	9/30/2023	$0.15			91,000
4/14/2022	4/13/2025	$0.15			70,000
8/31/2022	8/31/2024	$0.12			104,250
9/14/2022	9/14/2024	$0.12			80,100
			$603,127		24,935,560

The following is a summary of warrants exercised, issued and expired:

Total

Balance at December 31, 2021	9,623,510
Exercised	–
Issued	15,312,050
Expired	–
Balance at December 31, 2022	24,935,560
Exercised	–
Issued	–
Expired	–
Balance at March 31, 2023	24,935,560